EMPLOYEE AND DIRECTOR BENEFITS, Restricted stock Awards (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Non-vested restricted stock outstanding, number of shares [Roll Forward]
Beginning balance outstanding (in shares)	0	3,334
Granted (in shares)	0	0
Vested (in shares)	0	(3,334)
Ending balance outstanding (in shares)		0
Non-vested restricted stock outstanding, weighted average grant date fair value [Roll Forward]
Beginning balance outstanding (in dollars per share)	$ 0	$ 3.31
Ending balance outstanding (in dollars per share)		$ 0